Loss per common share	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Loss per common share
Note 3 – Loss per common share:

Basic and diluted earnings per share for the years ended December 31, 2013 and 2012, respectively, were as follows:

	2013	2012
Loss available to stockholders	$(3,449,489)	$(1,636,957)

Weighted average shares outstanding - Basic and diluted	13,385,155	13,135,071
Basic and diluted loss per share	$(0.26)	$(0.12)

Anti-dilutive shares underlying stock options outstanding	1,148,000	1,096,500
Anti-dilutive convertible debentures	555,556	75,806